Other Non-Current Liabilities	9 Months Ended
Sep. 30, 2021
Other Non-Current Liabilities
Other Non-Current Liabilities
12.	Other Non-Current Liabilities

Other non-current liabilities consist of the following:

	December 31,	September 30,
	2020	2021
Deferred revenue	677,824	1,258,537
Warranty liabilities	655,500	1,211,023
Deferred government grants	326,373	315,073
Deferred construction allowance	49,484	19,096
Non-current finance lease liabilities	55,107	35,950
Others	85,618	215,891
Total	1,849,906	3,055,570

Deferred government grants mainly consist of specific government subsidies for purchase of land use right and buildings, product development and renewal of production facilities, which is amortized using the straight-line method as a deduction of the amortization expense of the land use right over its remaining estimated useful life.

Deferred construction allowance consists of long-term payable of construction projects, with payment terms over one year.